Leases (Details) - USD ($)		11 Months Ended	12 Months Ended
	Mar. 01, 2024	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Leases
Operating lease term				12 months
Lease per month			$ 11,750
Rent per month for the leased space		$ 15,167
Right to terminate the lease	90 days
Lessor, Operating Lease, Existence of Option to Terminate [true false]	true